UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Exchange Fund

March 31, 2008

1.814637.103

EXC-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Hotels, Restaurants & Leisure - 5.3%
McDonald's Corp.	199,473	$ 11,124,609
Household Durables - 0.6%
The Stanley Works	23,948	1,140,404
Media - 1.7%
The Walt Disney Co.	103,073	3,234,431
Viacom, Inc. Class B (non-vtg.) (a)	9,520	377,182
		3,611,613
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc. (a)	177,507	5,351,836
TOTAL CONSUMER DISCRETIONARY		21,228,462
CONSUMER STAPLES - 10.8%
Beverages - 2.1%
The Coca-Cola Co.	72,998	4,443,388
Household Products - 7.9%
Colgate-Palmolive Co.	15,189	1,183,375
Procter & Gamble Co.	217,287	15,225,299
		16,408,674
Tobacco - 0.8%
Altria Group, Inc.	72,270	1,604,394
TOTAL CONSUMER STAPLES		22,456,456
ENERGY - 14.9%
Energy Equipment & Services - 4.2%
Schlumberger Ltd. (NY Shares)	91,096	7,925,352
Transocean, Inc. (a)	6,905	933,556
		8,858,908
Oil, Gas & Consumable Fuels - 10.7%
Chevron Corp.	83,712	7,145,656
Exxon Mobil Corp.	175,607	14,852,840
Royal Dutch Shell PLC ADR Class A	3,786	261,158
		22,259,654
TOTAL ENERGY		31,118,562
Common Stocks - continued
	Shares	Value
FINANCIALS - 11.0%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	39,100	$ 2,027,335
Lehman Brothers Holdings, Inc.	33,198	1,249,573
		3,276,908
Consumer Finance - 3.8%
American Express Co.	179,703	7,856,615
Diversified Financial Services - 1.9%
Citigroup, Inc.	107,405	2,300,615
JPMorgan Chase & Co.	39,181	1,682,824
		3,983,439
Insurance - 3.7%
Berkshire Hathaway, Inc. Class B (a)	1,725	7,715,753
TOTAL FINANCIALS		22,832,715
HEALTH CARE - 15.7%
Health Care Equipment & Supplies - 5.3%
Becton, Dickinson & Co.	84,290	7,236,297
Philip Morris International, Inc. (a)	72,270	3,655,417
		10,891,714
Pharmaceuticals - 10.4%
Bristol-Myers Squibb Co.	56,684	1,207,369
Eli Lilly & Co.	29,232	1,508,079
Johnson & Johnson	141,569	9,183,581
Merck & Co., Inc.	59,161	2,245,160
Pfizer, Inc.	66,143	1,384,373
Schering-Plough Corp.	132,858	1,914,484
Wyeth	102,174	4,266,786
		21,709,832
TOTAL HEALTH CARE		32,601,546
INDUSTRIALS - 15.7%
Aerospace & Defense - 3.8%
Raytheon Co.	35,600	2,300,116
United Technologies Corp.	80,328	5,528,173
		7,828,289
Commercial Services & Supplies - 0.5%
Waste Management, Inc.	33,125	1,111,675
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 8.3%
3M Co.	42,960	$ 3,400,284
General Electric Co.	378,446	14,006,286
		17,406,570
Machinery - 2.0%
SPX Corp.	40,291	4,226,526
Road & Rail - 1.1%
Union Pacific Corp.	17,560	2,201,673
TOTAL INDUSTRIALS		32,774,733
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.9%
Motorola, Inc.	194,748	1,811,156
Computers & Peripherals - 8.5%
Hewlett-Packard Co.	304,992	13,925,935
International Business Machines Corp.	33,898	3,903,016
		17,828,951
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	61,373	1,830,757
Software - 1.2%
Microsoft Corp.	90,290	2,562,430
TOTAL INFORMATION TECHNOLOGY		24,033,294
MATERIALS - 3.9%
Chemicals - 3.9%
Air Products & Chemicals, Inc.	77,377	7,118,684
Cabot Corp.	37,691	1,055,348
		8,174,032
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Embarq Corp.	4,357	174,716
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	110,210	737,305
TOTAL TELECOMMUNICATION SERVICES		912,021
TOTAL COMMON STOCKS (Cost $19,333,450)		196,131,821
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 2.69% (b) (Cost $11,974,356)	11,974,356	$ 11,974,356
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $31,307,806)		208,106,177
NET OTHER ASSETS - 0.1%		281,253
NET ASSETS - 100%		$ 208,387,430
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 102,561
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 208,106,177	$ 208,106,177	$ -	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $31,307,806. Net unrealized appreciation aggregated $176,798,371, of which $181,475,919 related to appreciated investment securities and $4,677,548 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008